Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 12, 2017
Registrant Name	Miller/Howard Funds Trust
Central Index Key	0001657267
Amendment Flag	false
Document Creation Date	Sep. 12, 2017
Document Effective Date	Sep. 12, 2017
Prospectus Date	Feb. 28, 2017
Miller/Howard Income-Equity Fund | Adviser Class Shares
Prospectus:
Trading Symbol	MHIEX
Miller/Howard Income-Equity Fund | Class I Shares
Prospectus:
Trading Symbol	MHIDX